Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000024797
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,552		$ 9,493	$ 11,086	$ 10,702	$ 11,761	$ 13,019	$ 14,332	$ 12,755	$ 13,215	$ 15,541	$ 17,481
C000024799
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		9,856	11,426	10,946	11,938	13,116	14,323	12,653	13,008	15,297	17,206
C000077842
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,963	11,670	11,296	12,449	13,827	15,263	13,627	14,159	16,695	18,833
C000024800
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,888	11,502	11,058	12,101	13,342	14,617	12,955	13,370	15,650	17,531
C000170844
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		9,943	11,648	11,280	12,438	13,811	15,248	13,621	14,155	16,695	18,843
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,368	12,923	12,796	14,546	16,730	19,953	17,635	19,753	24,912	29,448
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,368	12,923	12,796	14,546	16,730	19,953	17,635	19,753	24,912	29,448
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,368	12,923	12,796	14,546	16,730	19,953	17,635	19,753	24,912	29,448
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,368	12,923	12,796	14,546	16,730	19,953	17,635	19,753	24,912	29,448
FEDERATED INDEX: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,368	12,923	12,796	14,546	16,730	19,953	17,635	19,753	24,912	29,448
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI/40% Bloomberg Global Aggregate
Accumulated Value	10,000		10,362	12,134	11,940	13,358	15,090	16,572	14,328	15,480	18,133	20,512
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Funds Category Average
Accumulated Value	10,000		10,312	11,794	11,566	12,717	13,747	15,471	14,176	14,848	17,347	19,430
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI/40% Bloomberg Global Aggregate
Accumulated Value	10,000		10,362	12,134	11,940	13,358	15,090	16,572	14,328	15,480	18,133	20,512
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Funds Category Average
Accumulated Value	10,000		10,312	11,794	11,566	12,717	13,747	15,471	14,176	14,848	17,347	19,430
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI/40% Bloomberg Global Aggregate
Accumulated Value	10,000		10,362	12,134	11,940	13,358	15,090	16,572	14,328	15,480	18,133	20,512
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Funds Category Average
Accumulated Value	10,000		10,312	11,794	11,566	12,717	13,747	15,471	14,176	14,848	17,347	19,430
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI/40% Bloomberg Global Aggregate
Accumulated Value	10,000		10,362	12,134	11,940	13,358	15,090	16,572	14,328	15,480	18,133	20,512
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Funds Category Average
Accumulated Value	10,000		10,312	11,794	11,566	12,717	13,747	15,471	14,176	14,848	17,347	19,430
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
FEDERATED INDEX: 60% MSCI ACWI/ 40% Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI/40% Bloomberg Global Aggregate
Accumulated Value	10,000		10,362	12,134	11,940	13,358	15,090	16,572	14,328	15,480	18,133	20,512
FEDERATED INDEX: Morningstar World Allocation Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar World Allocation Funds Category Average
Accumulated Value	$ 10,000		$ 10,312	$ 11,794	$ 11,566	$ 12,717	$ 13,747	$ 15,471	$ 14,176	$ 14,848	$ 17,347	$ 19,430